SHAREHOLDERS' EQUITY - Net Income/(Loss) (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and Diluted Net Income/(Loss) Per Share
Net income/(loss)	$ 378,279	$ 236,998	$ 397,416
Weighted average shares outstanding - Basic (in shares)	244,076	241,929	226,530
Dilutive impact of share-based compensation (in shares)	3,185	5,945	4,763
Weighted average shares outstanding - Diluted (in shares)	247,261	247,874	231,293
Net Income/(Loss) per Share
Basic (in CAD per share)	$ 1.55	$ 0.98	$ 1.75
Diluted (in CAD per share)	$ 1.53	$ 0.96	$ 1.72